LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Schedule of Obligation Recognized for Post-Employment Defined Benefit Plans

	New Israeli Shekels in millions
	Present value of obligation	Fair value of plan assets	Total
At January 1, 2020	150	(107)	43
Current service cost	10		10
Interest expense (income)	4	(2)	2
Employer contributions		(8)	(8)
Benefits paid	(8)	4	(4)
Remeasurements:
Experience changes	(2)		(2)
Return on plan assets		1	1
At December 31, 2020	154	(112)	42
Current service cost	14		14
Interest expense (income)	3	(2)	1
Employer contributions		(8)	(8)
Benefits paid	(16)	10	(6)
Remeasurements:
Experience changes	8		8
Return on plan assets		(16)	(16)
At December 31, 2021	163	(128)	35

Schedule of Principal Actuarial Assumptions

The principal actuarial assumptions used were as follows:

	December 31
	2020	2021
Interest rate weighted average	2.12%	3.21%
Inflation rate weighted average	0.97%	2.41%
Expected turnover rate	9%-56%	9%-70%
Future salary increases	1%-6%	1%-6%

Schedule of Sensitivity of Defined Benefit Obligation to Changes

The sensitivity of the defined benefit obligation to changes in the principal assumptions is:

	December 31, 2021
	NIS in millions
	Increase of 10% of the assumption	Decrease of 10% of the assumption
Interest rate	(0.3)	0.5
Expected turnover rate	0.1	(0.2)
Future salary increases	0.4	(0.4)

Schedule of Expected Maturity Analysis of Undiscounted Defined Benefits	Expected maturity analysis of undiscounted defined benefits as at December 31, 2021:
NIS in millions
2022	25
2023	19
2024	16
2025 and 2026	19
2027 and thereafter	96
175